Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Changes in intangible assets and goodwill [abstract]
Intangible assets	Intangible assets are composed as follows:

	December 31, 2021
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	2,016,541	(772,804)	1,243,737
Software licenses	196,854	(53,129)	143,725
Goodwill (ii)	209,908	—	209,908
Other	67,768	(14,962)	52,806
	2,491,071	(840,895)	1,650,176

	December 31, 2020
	Cost	Accumulated amortization	Net

Expenditures related to software and technology (i)	1,319,061	(501,319)	817,742
Software licenses	103,256	(29,060)	74,196
Goodwill (ii)	169,667	—	169,667
Other	62,786	(771)	62,015
	1,654,770	(531,150)	1,123,620

(i)The PagSeguro Group capitalizes expenses incurred with the development of platforms, which are amortized over their useful lives of approximately five years.
(ii)The balances comprise the goodwill arising from the acquisition of the companies R2TECH, BIVA, BancoSeguro, Yamí, Zygo, Moip and Concil.

Allocation of goodwill
The goodwill is allocated to the Cash Generating Units (CGUs) in each of the acquired companies that generated the goodwill and is demonstrated below:

	December 31, 2021	December 31, 2020

Moip	148,117	148,117
Concil	20,731	—
Biva Serviços	14,627	—
Bivaco Holding	—	14,627
Banco Seguro	12,612	12,612
Boa Compra	6,570	—
Zygo	5,768	5,768
R2Tech	—	6,570
Yami	1,382	1,382
Total	209,806	189,075

The changes in cost and accumulated amortization	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Goodwill	Other	Total

On December 31, 2019
Cost	787,970	58,247	54,858	4,586	905,661
Accumulated amortization	(302,031)	(13,492)	—	(585)	(316,108)
Net book value	485,939	44,755	54,858	4,001	589,553

On December 31, 2020	485,939	44,755	54,858	4,001	589,553
Opening balance
Cost	531,092	45,010	114,809	58,199	749,110
Additions (i)	485,608	42,138	134,274	58,633	720,653
Disposals (ii)	(6,308)	—	(19,465)	(447)	(26,220)
Acquisition of subsidiary (iii)	51,791	2,871	—	13	54,675
Amortization	(199,289)	(15,569)	—	(185)	(215,043)
Amortization	(164,319)	(15,153)	—	(180)	(179,652)
Disposals	2,667	—	—	—	2,667
Acquisition of subsidiary (iii)	(37,636)	(416)	—	(5)	(38,056)
Net book value	817,742	74,196	169,667	62,015	1,123,620

On December 31, 2020
Cost	1,319,061	103,256	169,667	62,786	1,654,770
Accumulated amortization	(501,319)	(29,060)	—	(771)	(531,150)
Net book value	817,742	74,196	169,667	62,015	1,123,620

On December 31, 2021
Cost	697,480	93,597	40,241	4,983	836,301
Additions (iv)	715,382	97,103	40,589	4,983	858,057
Disposals	(18,167)	(3,645)	(348)	—	(22,160)
Acquisition of subsidiary (iii)	265	139	—	—	404
Amortization	(271,485)	(24,068)	—	(14,192)	(309,745)
Amortization	(278,220)	(24,290)	—	(14,192)	(316,702)
Disposals	6,735	222	—	—	6,957
Net book value	1,243,737	143,725	209,908	52,806	1,650,176

On December 31, 2021
Cost	2,016,541	196,854	209,908	67,768	2,491,071
Accumulated amortization	(772,804)	(53,129)	—	(14,962)	(840,895)
Net book value	1,243,737	143,725	209,908	52,806	1,650,176

(i)
Refers to pulverized expenditures with software and technology, mainly related to customer experience, such as, digital payment and digital banking account. Goodwill recorded in business combinations acquisitions, mainly related to MOIP and other is related to purchase price allocation of MOIP (customer portfolio).

(ii)	Goodwill disposals refers to goodwill recorded in prior years related to business combinations acquisitions.
(iii)	Relates to intangible assets from Concil acquired in 2021 and MOIP, ZYGO and CDS, which were acquired in 2020.
(iv)	Refers to pulverized expenditures with software and technology, mainly related to customer experience functionalities, such as, digital payment and digital banking account. Goodwill recorded in business combinations acquisitions related to Concil.